UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22172

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World Funds Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

OTG Latin America Fund

ITEM 1. (a).   Report to Stockholders.

ANNUAL SHAREHOLDER REPORT MARCH 31, 2025
OTG Latin America Fund
Class A Shares (TICKER: OTGAX)

This annual shareholder report contains important information about OTG Latin America Fund for the period of April 1, 2024 to March 31, 2025. You can ﬁnd additional information about the Fund at otgam.net/products/mutual-fund/latin-america-fund-otgax. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OTG Latin America Fund	$258	2.69%

How did the Fund Perform last year?

The OTG Latin America Fund (the “Fund”) returned -8.15%, excluding the impact of the maximum sales charge for the period April 1, 2024 through March 31, 2025, compared to its benchmark the MSCI EM Latin America Index which performed -18.55%.

The Fund was launched to provide an investment vehicle focused on opportunities in the Latin America region. The investment strategy is supported by a research team located within the region, allowing for a localized approach to identifying portfolio companies.

Latin America has historically exhibited characteristics such as a relatively young workforce, ongoing population growth, an expanding middle class, and unmet needs in sectors like infrastructure, housing, telecommunications, and financial services. These factors have contributed to increased internal demand for goods and services within and across the region. Regional companies have responded by addressing a more integrated market and seeking efficiencies that support greater scale and competitiveness.

Factors which influenced performance

Latin America markets have sharply underperformed broader Emerging and Developed markets during this period, with losses not only in stocks but in currency indexes as well.

Thanks to our flexible investment approach in asset allocation and a more diversified country investment within the Region, The Fund was able to outperform its benchmark by nearly 500 points. Additionally, maintaining a cash position between 20% to 30% during these turbulent times allowed us to effectively manage volatility.

Cumulative Performance

(based on a hypothetical $10,000 investment)

OTG Latin America Fund (without load) - $9,905
OTG Latin America Fund (with load) - $9,409
MSCI EM Latin America Index - $7,639
$12,000
$10,000
$8,000
$6,000
$4,000
5/8/19*
3/31/20
3/31/21
3/31/22
3/31/23
3/31/24
3/31/25
* Inception

Annual Performance
	1 Year	5 Year	Since Inception
OTG Latin America Fund (without load)	-8.15%	10.88%	-0.16%
OTG Latin America Fund (with load)	-12.74%	9.75%	-1.03%
MSCI EM Latin America Index	-18.55%	5.54%	-4.46%

The MSCI Emerging Markets Latin America Index captures large and mid cap representation across 6 Emerging Markets (EM) countries in Latin America. With 112 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Visit https://otgam.net/products/mutual-fund/latin-america-fund-otgax for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

OTG LATIN AMERICA FUND Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2025)
Fund Net Assets	$16,797,715
Number of Holdings	44
Total Advisory Fee Paid	$49,869
Portfolio Turnover Rate	47.80%

What did the Fund invest in?

(% of Net Assets as of March 31, 2025)

Sector Breakdown

Top 10 Holdings
Morgan Stanley Institutional Liquid Government Fund - Institutional Class	7.52%
Cencosud SA	4.14%
Vale SA	3.76%
Intercorp Financial Services, Inc.	3.58%
Wal Mart de Mexico S.A.B. de C.V.	3.54%
Cemex S.A.B. de C.V.	3.53%
Ambev SA	3.50%
Banco Bradesco SA	3.31%
Banco Itaú Chile	3.24%
SMU SA	3.20%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit otgam.net/products/mutual-fund/latin-america-fund-otgax.

OTG LATIN AMERICA FUND Tailored Shareholder Report

ITEM 1. (b).   Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,300 for 2025 and $15,900 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,800 for 2025 and $2,700 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,000 for 2025 and $1,000 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       Less than 50% of the hours expended on the principal account’s engagement to audit the Registrant’s financial statement for the fiscal year ended March 31, 2025 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)       The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

For the year ended March 31, 2025

OTG Latin America Fund

OTG LATIN AMERICA FUND
Schedule of Investments	March 31, 2025
		Shares	Value
86.77%	COMMON STOCKS

38.30%	BRAZIL
	Ambev SA ADR	252,000	$587,160
	Banco Bradesco SA ADR	249,079	555,446
	Gerdau SA ADR	136,544	387,785
	Itau Unibanco Holding SA ADR	73,427	403,850
	Lojas Renner SA(A)	249,150	537,032
	Nu Holdings Ltd.(A)	37,000	378,880
	Petroleo Brasileiro SA ADR	36,250	519,825
	Raia Drogasil SA(A)	51,050	171,227
	Rumo SA	81,500	232,512
	Sendas Distribuidora SA ADR	12,444	84,370
	Sendas Distribuidora SA	349,000	461,138
	Suzano SA ADR	52,000	483,080
	TOTVS SA(A)	84,950	499,299
	Vale SA ADR	63,300	631,734
	XP, Inc.	36,415	500,706
			6,434,044

17.49%	CHILE
	Aguas Andinas SA Class A	559,542	201,662
	Banco de Credito e Inversiones(A)	13,343	493,070
	Banco Itaú Chile	40,006	543,460
	Banco Santander Chile(A)	8,201,452	466,500
	Cencosud SA	227,556	694,981
	SMU SA	2,904,500	538,358
			2,938,031

0.05%	COLOMBIA
	Bancolombia SA ADR	200	8,040

1.75%	LUXEMBOURG
	Globant SA(A)	2,497	293,947

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Schedule of Investments - continued	March 31, 2025
		Shares	Value
18.20%	MEXICO
	America Movil S.A.B. de C.V. ADR	14,370	$204,341
	America Movil S.A.B. de C.V.(A)	372,000	265,033
	Arca Continental S.A.B. de C.V.	16,818	175,860
	Cemex S.A.B. de C.V. ADR	105,800	593,538
	Fomento Economico Mexicano SAB ADR	4,950	483,021
	GCC S.A.B. de C.V.	16,500	151,305
	Grupo Financiero Banorte S.A.B. de C.V.	31,200	216,614
	Grupo Traxion S.A.B. de C.V. 144A(A)	169,400	130,043
	Kimberly-Clark de México S.A.B. de C.V.	149,000	244,129
	Wal Mart de Mexico S.A.B. de C.V.	214,900	594,048
			3,057,932

3.58%	PANAMA
	Intercorp Financial Services, Inc.	18,149	601,276

7.40%	PERU
	Alicorp S.A.A.(A)	73,511	170,086
	Cementos Pacasmayo S.A.A.	150,000	177,614
	Ferreycorp S.A.A.	450,633	386,394
	InRetail Peru Corp. 144A	10,729	304,704
	Southern Copper Corp.	2,185	204,210
			1,243,008

86.77%	TOTAL COMMON STOCKS		14,576,278
	(Cost: $14,517,159)

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Schedule of Investments - continued	March 31, 2025
		Shares/ Principal	Value
3.58%	DEBT SECURITIES

1.38%	PERU
	Peru LNG 03/22/2030 5.375%	250,020	$231,947

2.20%	UNITED STATES
	Bank of America NA 08/18/2025 5.650%	15,000	15,045
	BNP Paribas SA 05/20/2027 0.000%(A)	200,000	181,320
	HSBC Bank plc 04/02/2026 0.000%(A)	214,000	173,447
			369,812

3.58%	TOTAL DEBT SECURITIES		601,759
	(Cost: $675,532)

7.53%	MONEY MARKET FUND
	Morgan Stanley Institutional Liquid Government Fund - Institutional Class 4.267%(B)	1,262,682	1,262,682
	(Cost: $1,262,682)

97.87%	TOTAL INVESTMENTS		16,440,719
	(Cost: $16,455,373)
2.13%	Other assets, net of liabilities		356,996
100.00%	NET ASSETS		$16,797,715

(A)    Non-income producing.

(B)    Effective 7 day yield as of March 31, 2025.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Statement of Assets and Liabilities	March 31, 2025
ASSETS
Investments at value (cost of $16,455,373) (Note 1)	$16,440,719
Cash	332,841
Dividends and interest receivable (cost of $36,315)	36,311
Receivable for fund shares sold	20
Prepaid expenses	5,151
TOTAL ASSETS	16,815,042
LIABILITIES
Accrued advisory fees	5,955
Accrued 12b-1 fees	3,571
Accrued accounting, administration and transfer agent fees	7,182
Other accrued expenses	619
TOTAL LIABILITIES	17,327
NET ASSETS	$16,797,715
Net Assets Consist of:
Paid-in-capital applicable to 2,054,703 no par value shares of beneficial interest outstanding, unlimited shares authorized	$17,228,113
Distributable earnings (accumulated deficits)	(430,398)
Net Assets	$16,797,715
NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$16,797,715
Shares Outstanding	2,054,703
Net Asset Value and Redemption Price Per Share	$8.18
Maximum Offering Price Per Share(1)	$8.61
Redemption Price Per Share(2)	$8.02

(1)    Includes maximum offering price per share with sales charge of 5.00%.

(2)    Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Statement of Operations	Year ended March 31, 2025
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $33,289)	$540,256
Interest	190,880
Total investment income	731,136
EXPENSES
Investment advisory fees (Note 2)	184,861
12b-1 fees (Note 2)	42,014
Recordkeeping and administrative services (Note 2)	40,581
Accounting fees (Note 2)	45,979
Custody fees	18,310
Transfer agent fees (Note 2)	20,357
Professional fees	42,870
Filing and registration fees	993
Trustee fees	14,844
Compliance fees (Note 2)	9,621
Shareholder servicing and reports	24,968
Insurance	2,819
Proxy	123,762
Other	14,483
Total expenses	586,462
Management fee waivers (Note 2)	(134,992)
Net Expenses	451,470
Net investment income (loss)	279,666
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(88,028)
Net realized gain (loss) on options written	5,617
Net realized gain (loss) on foreign currency transactions	165
Total net realized gain (loss)	(82,246)
Net change in unrealized appreciation (depreciation) of investments	(1,675,717)
Net change in unrealized appreciation (depreciation) of options written	(4,267)
Total net change in unrealized appreciation (depreciation)	(1,679,984)
Net realized and unrealized gain (loss) on investments	(1,762,230)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,482,564)

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Statements of Changes in Net Assets
	Years ended March 31,
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$279,666	$554,788
Net realized gain (loss) on investments, options written and foreign currency transactions	(82,246)	704,936
Net change in unrealized appreciation (depreciation) of investments and options written and foreign currencies
	(1,679,984)	2,039,479
Increase (decrease) in net assets from operations	(1,482,564)	3,299,203
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(357,094)	(537,733)
Decrease in net assets from distributions	(357,094)	(537,733)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	1,058	824
Distributions reinvested	357,094	537,733
Shares redeemed	—	(137,627)
Increase (decrease) in net assets from capital stock transactions	358,152	400,930
NET ASSETS
Increase (decrease) during year	(1,481,506)	3,162,400
Beginning of year	18,279,221	15,116,821
End of year	$16,797,715	$18,279,221

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2025

[This page intentionally left blank]

OTG LATIN AMERICA FUND
Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments, options written and foreign currencies
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross(3)
Expenses, net of waivers(3)
Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000’s)

(1)    Per share amounts calculated using the average shares outstanding during the year.

(2)    Less than $0.005 per share.

(3)    Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding proxy expense would have been: 2.75% and 1.95% for the year ended March 31, 2025, respectively; 2.99% and 1.95% for the year ended March 31, 2023, resectively; 2.73% and 1.95% for the year ended March 31, 2022, respectively and 2.81% and 1.95% for the year ended March 31, 2021, respectively.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Selected Per Share Data Throughout Each Year
Class A
Years ended March 31,
2025	2024	2023	2022	2021
$9.10	$7.70	$8.96	$8.11	$5.83

0.14	0.28	0.38	0.28	0.05

(0.88)	1.39	(1.21)	1.02	2.29
(0.74)	1.67	(0.83)	1.30	2.34

(0.18)	(0.25)	(0.37)	(0.27)	(0.06)
— (2)	(0.02)	(0.06)	(0.18)	—
(0.18)	(0.27)	(0.43)	(0.45)	(0.06)
$8.18	$9.10	$7.70	$8.96	$8.11
(8.15%)	21.95%	(8.84%)	17.12%	40.12%

3.49%	2.76%	3.26%	2.77%	2.93%
2.69%	1.95%	2.22%	1.99%	2.07%
1.66%	3.28%	4.90%	3.32%	0.64%
47.80%	64.76%	67.32%	79.68%	250.37%
$16,798	$18,279	$15,117	$18,372	$15,675

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements	March 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company. The Fund commenced operations on May 8, 2019. The Fund offers Class A and Institutional Class shares. As of September 30, 2024, the Fund had no Institutional Class shares outstanding.

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by OTG Asset Management, Ltd. (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market price. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$14,576,278	$—	$—	$14,576,278
Debt Securities	—	601,759	—	601,759
Money Market Fund	1,262,682	—	—	1,262,682
	$15,838,960	$601,759	$—	$16,440,719

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

The Fund held no Level 3 securities at any time during the year ended March 31, 2025.

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

Reclassification of Capital Accounts

GAAP requires certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2025, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund may engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of March 31, 2025, the Fund held no securities sold short.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. As of March 31, 2025, the Fund held no options.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. As of March 31, 2025, no derivatives were held by the Fund.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended March 31, 2025 is as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Put options written	$5,617	$(4,267)

*   Statement of Operations location: Net realized gain (loss) on options written.

**  Statement of Operations location: Net change in unrealized appreciation (depreciation) of options written.

The effect of the derivative instruments on the Statement of Operations for the year ended March 31, 2025, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the year:

Average notional value of:
Options written	$(12,958)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee of 1.10% of the Fund’s daily net assets.

The Advisor earned and waived management fees for the year ended March 31, 2025 as follows:

Management Fee Earned	Management Fee Waived
$184,861	$134,992

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the daily net assets of the Fund. This agreement is in effect until July 31, 2025. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amounts of recoverable reimbursements as of March 31, 2025 are as follows:

Recoverable Waivers and/or Reimbursements and Expiration Date
2026	2027	2028	Total
$155,121	$137,303	$134,992	$427,416

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Class A shares in consideration for distribution related services.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended March 31, 2025, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$42,014

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For its services, fees to CFS are computed daily and paid monthly. For the year ended March 31, 2025, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$36,869	$20,113	$32,312

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended March 31, 2025, Watermark received $9,621 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended March 31, 2025, were as follows:

Purchases	Sales
$10,526,264	$6,853,118

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended March 31, 2025 and 2024 were as follows:

Distributions paid from:	Year ended March 31, 2025	Year ended March 31, 2024
Ordinary income	$357,094	$537,733
	$357,094	$537,733

As of March 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed net investment income (loss)	$1,266
Other accumulated losses	(164,345)
Net unrealized appreciation (depreciation)	(267,319)
$(430,398)

As of March 31, 2025, the Fund had a capital loss carryforward of $164,345, all of which is considered short term. These losses may be carried forward indefinitely.

The cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$16,708,035	$1,742,083	$(2,009,402)	$(267,319)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Year ended March 31, 2025	Year ended March 31, 2024
Shares sold	124	96
Share reinvested	45,098	62,167
Shares redeemed	—	(17,097)
Net increase (decrease)	45,222	45,166

NOTE 6 – BORROWINGS AND RISKS

The Fund may engage in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

The Fund has a leverage agreement with Interactive Brokers. During the year ended March 31, 2025, the Fund had no borrowings.

NOTE 7 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended March 31, 2025, there were no borrowings.

NOTE 8 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 9 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2025, the Fund had 27.01% and 26.84% of the value of its net assets invested in securities within the Financials and Consumer Staples sectors, respectively.

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Notes to Financial Statements - continued	March 31, 2025

NOTE 10 – SUBSEQUENT EVENTS

At meetings held on March 11 – 12 and March 28, 2025, the Board of Trustees of World Funds Trust (the “WFT Board”) approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the OTG Latin America Fund (the “Fund”), a series of World Funds Trust, would be reorganized into a newly created exchange-traded fund (“ETF”), the OTG Latin America ETF (the “Acquiring Fund”), a series of ETF Opportunities Trust. The reorganization reflects a strategic initiative to convert the Fund from a mutual fund structure to an ETF format, which is expected to offer improved tax efficiency, increased transparency, and greater trading flexibility for shareholders. The Acquiring Fund will have the same investment objective, principal strategies, and investment policies as the Fund. OTG Asset Management, Ltd. (“OTG”) will continue to serve as the investment adviser to the Acquiring Fund, and Tidal Investments, LLC will serve as sub-adviser.

If the Plan is approved and the reorganization is completed, the Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and cash in lieu of fractional shares. The Acquiring Fund will assume all of the Fund’s liabilities. Shareholders of the Fund will receive shares of the Acquiring Fund with an aggregate net asset value equal to the net asset value of their holdings in the Fund, along with cash payments for any fractional shares. Following the transaction, the Fund will be liquidated and terminated. The Acquiring Fund had not commenced operations as of the date of this report. The reorganization is not expected to result in the recognition of taxable gain or loss for the Fund or its shareholders for federal income tax purposes, except with respect to cash received in lieu of fractional shares.

A Special Meeting of Shareholders of the Fund has been scheduled for June 12, 2025, at the offices of Commonwealth Fund Services, LLC, in Richmond, Virginia. Shareholders of record as of April 4, 2025, will be asked to vote on the proposed reorganization described in the Plan. If shareholders approve the proposal, the transaction is expected to be completed during the third quarter of calendar year 2025. In the event the reorganization is not approved, the WFT Board, in consultation with OTG, will evaluate other strategic alternatives for the Fund, including a potential reorganization into a different fund complex, liquidation of the Fund, or continuation of the Fund in its current structure.

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except for as noted above, no additional items require disclosure.

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders of

OTG Latin America Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of OTG Latin America Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the World Funds Trust since 1995.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Report of Independent Registered Public Accounting Firm - continued

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 30, 2025

FINANCIAL STATEMENTS    |    March 31, 2025

OTG LATIN AMERICA FUND
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 which includes remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Statement regarding basis of Approval of Investment Advisory Contract

Not applicable.

FINANCIAL STATEMENTS    |    March 31, 2025

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 6, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 6, 2025

*   Print the name and title of each signing officer under his or her signature.